FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy of the entity's financial assets carried at fair value on a recurring basis

		Fair Value Measurements at March 31, 2015 Using
(In thousands)	Total Carrying Value at March 31, 2015	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Other long-term assets:
Money market mutual funds	$240	$240	$—	$—
Equity securities, available-for-sale:
RealD Inc. common stock	15,639	15,639	—	—
Mutual fund large U.S. equity	3,200	3,200	—	—
Mutual fund small/mid U.S. equity	2,148	2,148	—	—
Mutual fund international	865	865	—	—
Mutual fund balance	762	762	—	—
Mutual fund fixed income	829	829	—	—

Total assets at fair value	$23,683	$23,683	$—	$—

		Fair Value Measurements at December 31, 2014 Using
	Total Carrying Value at December 31, 2014
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Other long-term assets:
Money market mutual funds	$224	$224	$—	$—
Equity securities, available-for-sale:
RealD Inc. common stock	14,429	14,429	—	—
Mutual fund large U.S. equity	2,879	2,879	—	—
Mutual fund small/mid U.S. equity	1,558	1,558	—	—
Mutual fund international	717	717	—	—
Mutual fund balance	760	760	—	—
Mutual fund fixed income	541	541	—	—

Total assets at fair value	$21,108	$21,108	$—	$—

		Fair Value Measurements at December 31, 2013 Using
	Total Carrying Value at December 31, 2013
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Other long-term assets:
Money market mutual funds	$84	$84	$—	$—
Equity securities, available-for-sale:
RealD Inc. common stock	10,442	10,442	—	—
Mutual fund large U.S. equity	2,563	2,563	—	—
Mutual fund small/mid U.S. equity	982	982	—	—
Mutual fund international	503	503	—	—
Mutual fund balance	456	456	—	—
Mutual fund fixed income	351	351	—	—

Total assets at fair value	$15,381	$15,381	$—	$—

Summary of fair value hierarchy of the Company's assets that were measured at fair value on a nonrecurring basis

		Fair Value Measurements at December 31, 2014 Using
	Total Carrying Value at December 31, 2014
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
Property, net:
Property owned, net	$2,342	$—	$—	$2,342	$3,149

Schedule of fair value of financial instruments that are not recognized at fair value in the statement of financial position for which it is practicable to estimate fair value

		Fair Value Measurements at March 31, 2015 Using
(In thousands)	Total Carrying Value at March 31, 2015	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current maturities of corporate borrowings	$15,873	$—	$14,577	$1,389
Corporate borrowings	1,771,628	—	1,788,035	5,555

		Fair Value Measurements at December 31, 2014 Using
	Total Carrying Value at December 31, 2014
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Maturities of Corporate Borrowings	$15,873	$—	$14,390	$1,389
Corporate Borrowings	1,775,132	—	1,765,678	5,555

		Fair Value Measurements at December 31, 2013 Using
	Total Carrying Value at December 31, 2013
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Maturities of Corporate Borrowings	$9,139	$—	$7,779	$1,389
Corporate Borrowings	2,069,672	—	2,090,332	6,944